Intangible Assets - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 154,093			$ 153,268
Ending balance	145,610	$ 7,416		154,093	$ 153,268
Right to produce and distribute trademark products [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	91,902			85,338
Ending balance	87,617			91,902	85,338
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	43,449			51,857
Ending balance	40,530			43,449	51,857
Trademark rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,185			6,225
Ending balance	6,699			7,185	6,225
Other indefinite lived intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,257			2,151
Ending balance	1,977			2,257	2,151
Total unamortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	144,793			145,571
Ending balance	136,823			144,793	145,571
Technology costs and management systems [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,841			4,187
Ending balance	4,270			3,841	4,187
Systems in Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,291			798
Ending balance	777			1,291	798
Alcohol licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,180			1,040
Ending balance	1,224			1,180	1,040
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,988			1,672
Ending balance	2,516			2,988	1,672
Total amortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9,300			7,697
Ending balance	8,787			9,300	7,697
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	158,667			156,247	110,627
Additions	1,793			3,344	1,294
Acquisitions from business combinations (see Note 4)	5,997			4,375	23,679
Changes in fair value of past acquisitions	272			(306)	2,454
Internal development	41
Disposals	191			110	360
Effect of movements in exchange rates	(10,810)			(3,667)	17,181
Changes in value on the recognition of inflation effects	57			(552)	1,361
Venezuela deconsolidation effect				(884)
Capitalization of borrowing costs	0				11
Ending balance	151,348			158,667	156,247
Cost [member] | Right to produce and distribute trademark products [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	91,902			85,338	66,392
Additions				1,288
Acquisitions from business combinations (see Note 4)	4,602			4,144	9,602
Changes in fair value of past acquisitions				5,167
Effect of movements in exchange rates	(5,005)			(2,563)	8,124
Changes in value on the recognition of inflation effects				(727)	1,220
Venezuela deconsolidation effect				(745)
Ending balance	87,617			91,902	85,338
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	43,449			51,857	33,850
Additions	75
Acquisitions from business combinations (see Note 4)	842			140	12,276
Changes in fair value of past acquisitions	272			(7,022)	(2,385)
Effect of movements in exchange rates	(4,108)			(1,526)	8,116
Ending balance	40,530			43,449	51,857
Cost [member] | Trademark rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,185			6,225	1,481
Additions					3
Acquisitions from business combinations (see Note 4)	170			5	239
Changes in fair value of past acquisitions				836	4,315
Effect of movements in exchange rates	(656)			119	187
Ending balance	6,699			7,185	6,225
Cost [member] | Other indefinite lived intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,257			2,151	1,246
Additions	71			6
Acquisitions from business combinations (see Note 4)					1,067
Changes in fair value of past acquisitions				9	(554)
Disposals	2
Effect of movements in exchange rates	(349)			91	392
Ending balance	1,977			2,257	2,151
Cost [member] | Total unamortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	144,793			145,571	102,969
Additions	146			1,294	3
Acquisitions from business combinations (see Note 4)	5,614			4,289	23,184
Changes in fair value of past acquisitions	272			(1,010)	1,376
Disposals	2
Effect of movements in exchange rates	(10,118)			(3,879)	16,819
Changes in value on the recognition of inflation effects				(727)	1,220
Venezuela deconsolidation effect				(745)
Ending balance	136,823			144,793	145,571
Cost [member] | Technology costs and management systems [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,103			6,124	4,890
Additions	1,051			464	345
Acquisitions from business combinations (see Note 4)	35			6	318
Changes in fair value of past acquisitions				(188)
Transfer of completed development systems	904			412	304
Disposals	43			110	336
Effect of movements in exchange rates	(343)			175	451
Changes in value on the recognition of inflation effects					141
Capitalization of borrowing costs					11
Ending balance	8,707			7,103	6,124
Cost [member] | Systems in Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,291			798	683
Additions	371			920	609
Acquisitions from business combinations (see Note 4)	57				3
Transfer of completed development systems	(904)			(412)	(304)
Effect of movements in exchange rates	(38)			(15)	(193)
Ending balance	777			1,291	798
Cost [member] | Alcohol licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,637			1,416	1,225
Additions	131			221	191
Ending balance	1,768			1,637	1,416
Cost [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,843			2,338	860
Additions	94			445	146
Acquisitions from business combinations (see Note 4)	291			80	174
Changes in fair value of past acquisitions				892	1,078
Internal development	41
Disposals	146				24
Effect of movements in exchange rates	(311)			52	104
Changes in value on the recognition of inflation effects	57			175
Venezuela deconsolidation effect				(139)
Ending balance	3,273			3,843	2,338
Cost [member] | Total amortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13,874			10,676	7,658
Additions	1,647			2,050	1,291
Acquisitions from business combinations (see Note 4)	383			86	495
Changes in fair value of past acquisitions				704	1,078
Internal development	41
Disposals	189			110	360
Effect of movements in exchange rates	(692)			212	362
Changes in value on the recognition of inflation effects	57			175	141
Venezuela deconsolidation effect				(139)
Capitalization of borrowing costs					11
Ending balance	14,525			13,874	10,676
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(4,574)			(2,979)	(2,286)
Amortization expense	(1,913)			(1,259)	(1,006)
Impairment losses				(110)
Disposals	(191)				(349)
Effect of movements in exchange rates	235			(106)	(36)
Changes in value on the recognition of inflation effects	(52)
Venezuela deconsolidation effect				(120)
Venezuela impairment				0
Ending balance	(5,738)			(4,574)	(2,979)
Accumulated depreciation, amortisation and impairment [member] | Right to produce and distribute trademark products [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Venezuela impairment				0
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Venezuela impairment				0
Accumulated depreciation, amortisation and impairment [member] | Trademark rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Venezuela impairment				0
Accumulated depreciation, amortisation and impairment [member] | Other indefinite lived intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Venezuela impairment				0
Accumulated depreciation, amortisation and impairment [member] | Total unamortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Venezuela impairment				0
Accumulated depreciation, amortisation and impairment [member] | Technology costs and management systems [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(3,262)			(1,937)	(1,619)
Amortization expense	(1,453)			(961)	(630)
Impairment losses				(110)
Disposals	(93)				(313)
Effect of movements in exchange rates	236			(254)	(1)
Changes in value on the recognition of inflation effects	(51)
Venezuela impairment				0
Ending balance	(4,437)			(3,262)	(1,937)
Accumulated depreciation, amortisation and impairment [member] | Systems in Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Venezuela impairment				0
Accumulated depreciation, amortisation and impairment [member] | Alcohol licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(457)			(376)	(302)
Amortization expense	(87)			(81)	(74)
Venezuela impairment				0
Ending balance	(544)			(457)	(376)
Accumulated depreciation, amortisation and impairment [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(855)			(666)	(365)
Amortization expense	(373)			(217)	(302)
Disposals	(98)				(36)
Effect of movements in exchange rates	(1)			148	(35)
Changes in value on the recognition of inflation effects	(1)
Venezuela deconsolidation effect				(120)
Venezuela impairment				0
Ending balance	(757)			(855)	(666)
Accumulated depreciation, amortisation and impairment [member] | Total amortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(4,574)			(2,979)	(2,286)
Amortization expense	(1,913)			(1,259)	(1,006)
Impairment losses				(110)
Disposals	(191)				(349)
Effect of movements in exchange rates	235			(106)	(36)
Changes in value on the recognition of inflation effects	(52)
Venezuela deconsolidation effect				(120)
Venezuela impairment				0
Ending balance	(5,738)			$ (4,574)	$ (2,979)
Philippines [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals	4,478
Philippines [member] | Cost [member] | Right to produce and distribute trademark products [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals	3,882
Philippines [member] | Cost [member] | Total unamortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals	3,882
Philippines [member] | Cost [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals	596
Philippines [member] | Cost [member] | Total amortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals	596
Philippines [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals	(375)
Philippines [member] | Accumulated depreciation, amortisation and impairment [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals	(375)
Philippines [member] | Accumulated depreciation, amortisation and impairment [member] | Total amortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals	$ (375)

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3